CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, GCT Semiconductor - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2004	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016	Dec. 31, 2012
Schedule of Investments [Line Items]
Investment impairment
Percentage of outstanding common shares		0.16%
GCT Semiconductor, Inc.
Schedule of Investments [Line Items]
Payments to acquire investments	$ 3.0
Ownership interest (as a percent)	0.2965%
Investment impairment					$ 0.8	$ 2.1
Carrying amount of the investment					$ 0.0